Call Loans and Securities Purchased under Resale Agreements	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased under Resale Agreements
5.	Call Loans and Securities Purchased under Resale Agreements

The following table summarizes call loans and securities purchased under resale agreements, at their respective carrying values, at December 31:

	2009		2010
	(in millions of Won)

Call loans	(Won)	902,667	(Won)	766,177
Securities purchased under resale agreements		443,577		1,476,647

	(Won)	1,346,244	(Won)	2,242,824

Call loans are short-term lending facilities among banks and financial institutions, with maturities of 90 days or less. Typically, call loans have maturities of one day.

Interest income from call loans and securities purchased under resale agreements, as included in other interest income, amounted to (Won)98,784 million, (Won)101,691 million and (Won)115,718 million during the years ended December 31, 2008, 2009 and 2010, respectively.